Form N-1A Cover	Aug. 21, 2026
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 21, 2026
Prospectus Date	Nov. 04, 2026